UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):    [  ]  is a restatement.
                                    [  ]  adds new holdings
                                    [  ]  entries.

Institutional Investment Manager Filing this Report:

Name:          David A. Charnes
Address:       CSX Capital Management, Inc.
               901 East Cary Street, Suite 1600
               Richmond, VA   23219

Form 13F File Number: 28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David A. Charnes
Title:         Vice President
Phone:         (804) 782-6738

Signature, Place, and Date of Signing:

/s/DAVID A. CHARNES                         Richmond, VA          August 4, 1999
-------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     44

Form 13F Information Table Value Total:     $311,507,595


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                           Form 13F INFORMATION TABLE


       Name of Issuer       Title of Class   CUSIP       Value     Shares or   Share/ PUT/  Invest.   Other  Voting Authority Shares
                                                                    Prin Amt    PRN   CALL Discretion Mgrs.  Sole     Shared   None

GENUINE PT CO                    Common    372460-10    8,750,000     250,000                Sole              250,000
CHUBB CORP                       Common    171232-10    6,950,000     100,000                Sole              100,000
AMER HOME PROD CORP              Common    026609-10    3,729,375      65,000                Sole               65,000
BRISTOL MYERS SQIBB CO           Common    110122-10    4,930,625      70,000                Sole               70,000
BESTFOODS COM                    Common    08658U-10    7,920,000     160,000                Sole              160,000
GEN MILLS INC                    Common    370334-10    8,037,500     100,000                Sole              100,000
KIMBERLY-CLARK CORP              Common    494368-10    9,120,000     160,000                Sole              160,000
PENNEY J.C CO INC                Common    708160-10    7,284,375     150,000                Sole              150,000
MCGRAW HILL COMPANIES INC COM    Common    580645-10    4,045,313      75,000                Sole               75,000
HALLIBURTON CO COM               Common    406216-10    7,918,750     175,000                Sole              175,000
FORTUNE BRANDS INC               Common    349631-10    8,275,000     200,000                Sole              200,000
ALLEGY TELEDYNE INC COM          Common    017415-10    6,221,875     275,000                Sole              275,000
HEWLETT-PACKARD CO               Common    428236-10   10,050,000     100,000                Sole              100,000
DUN & BRADSTREET CORP DEL        Common    26483B-10    3,614,625     102,000                Sole              102,000
CHEVRON CORP COM                 Common    166751-10    9,506,250     100,000                Sole              100,000
MOBIL CORP                       Common    607059-10    9,875,000     100,000                Sole              100,000
TEXACO INC                       Common    881694-10    7,796,875     125,000                Sole              125,000
DU PONT E I DE NEMOURS           Common    263534-10    5,123,438      75,000                Sole               75,000
INTL PAPER CO COM                Common    460146-10    7,463,130     148,520                Sole              148,520
CONAGRA INC COM                  Common    205887-10    7,321,875     275,000                Sole              275,000
TENNECO INC                      Common    88037E-10    4,775,000     200,000                Sole              200,000
WEYERHAEUSER CO                  Common    962166-10    6,875,000     100,000                Sole              100,000
GATX CORP                        Common    361448-10    5,709,375     150,000                Sole              150,000
THOMAS & BETTS CORP              Common    884315-10    8,316,000     176,000                Sole              176,000
DEERE & CO                       Common    244199-10    6,857,813     175,000                Sole              175,000
DPL CO                           Common    233293-10    6,660,000     360,000                Sole              360,000
EATON CORP                       Common    278058-10    7,820,000      85,000                Sole               85,000
MORGAN J P & CO INC COM          Common    616880-10    9,132,500      65,000                Sole               65,000
NATL CY CORP                     Common    635405-10    9,825,000     150,000                Sole              150,000
MARSH & MC LENNAN CO'S INC       Common    571748-10    8,704,063     115,000                Sole              115,000
AMER GEN CORP COM                Common    026351-10    7,537,500     100,000                Sole              100,000
TECO ENERGY INC COM              Common    872375-10    5,118,750     225,000                Sole              225,000
AMERITECH CORP                   Common    030954-10    8,452,500     115,000                Sole              115,000
GTE CORP                         Common    362320-10    8,682,500     115,000                Sole              115,000
SBC COMMUNICATIONS INC.          Common    78387G-10    8,700,000     150,000                Sole              150,000
SYSCO CORP COM                   Common    871829-10    8,943,750     300,000                Sole              300,000
ANHEUSER-BUSCH CO INC COM        Common    035229-10    5,675,000      80,000                Sole               80,000
MAYTAG CORP COM                  Common    578592-10    6,981,250     100,000                Sole              100,000
RPM INC COM                      Common    749685-10    4,965,625     350,000                Sole              350,000
CONOCO INC                       Common    208251-30    5,575,000     200,000                Sole              200,000
EMERSON ELEC CO                  Common    291011-10    5,349,688      85,000                Sole               85,000
FIRST SEC CORP                   Common    336294-10    4,087,500     150,000                Sole              150,000
DAIMLER CHRYSLER                 Common    D1668R-12    5,549,150      62,350                Sole               62,350
SAFECO CORP COM                  Common    786429-10    7,280,625     165,000                Sole              165,000
GRAND TOTAL                                           311,507,595   6,578,870                                6,578,870

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